Condensed Consolidated Interim Balance Sheets (Unaudited) (Parenthetical) - shares shares in Millions	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, shares issued (in shares)	486.4	482.2
Common stock, shares outstanding (in shares)	486.4	482.2